APPENDIX I

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24 F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

 Read instructions at end of Form before preparing Form. Please print or type.

------------------------------------------------------------------------------------------------------------------------------
1.   Name and address of issuer:                                                Standish, Ayer & Wood Investment Trust
                                                                                One Financial Center
                                                                                Boston, MA  02111
------------------------------------------------------------------------------------------------------------------------------
2.   The name of each series or class of securities for which this Form is filed
     (If the Form is being filed for all series and classes of the securities of
     the issuer check the box but do not list series or classes): |_|

Standish Select Value Fund                                             Standish Small Capitalization Equity Fund
                                                                       Standish Select Value Asset Fund
Standish Small Capitalization Growth Fund                              Standish International Small Cap Fund
Standish Small Cap Tax-Sensitive Equity Fund                           Standish Small Cap Value Fund
Standish Tax-Sensitive Equity Fund
Standish Intermediate Tax-Exempt Bond Fund
Standish Massachusetts Intermediate Tax-Exempt Bond Fund               Standish International Equity Fund
------------------------------------------------------------------------------------------------------------------------------
3.   Investment Company Act File Number:  811-4813

     Securities Act File Number:  33-8214
------------------------------------------------------------------------------------------------------------------------------
4(a) Last day of fiscal year for which this Form is filed:  September 30, 2002
------------------------------------------------------------------------------------------------------------------------------
4(b) |_| Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).
         (See instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.
------------------------------------------------------------------------------------------------------------------------------
4(c)  |_| Check box if this is the last time the issuer will be filing this Form.
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
5.   Calculation of registration fee:

     (i)   Aggregate sale price of securities sold during the
           fiscal year pursuant to section 24(f):                                                             $163,945,496
                                                                                                              ------------

     (ii)  Aggregate price of securities redeemed or
           repurchased during the fiscal year:                                      $ 143,983,517
                                                                                    -------------

     (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable
           to the Commission:                                                       $ 113,635,737
                                                                                    -------------

     (iv)  Total available redemption credits [add items 5(ii) and 5(iii)]:                                   $257,619,254
                                                                                                              ------------

     (v)   Net sales--if item 5(i) is greater than item 5(iv)
           [subtract item 5(iv) from Item 5(i)]                                                               $ 0
                                                                                                              ---

     (vi)  Redemption credits available for use in future years                     $ (93,673,758)
                                                                                    -------------
           - if Item 5(i) is less than Item 5(iv) [subtract Item
               -
           5(iv) from Item 5(i)]

     (vii) Multiplier for determining registration fee (See
            Instruction C.9)                                                                                  x 0.0002500
                                                                                                              -----------

     (viii)Registration fee due [multiply Item 5(v) by Item                                                   ------------
           5(vii)] (enter "0" if no fee is due):                                                              =$  0.00

------------------------------------------------------------------------------------------------------------------------------

6.   Prepaid Shares

     If the response to item 5(I) was determined by deducting an amount of securites that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule
     24e-2], then report the amount of securities (number of shares or other units) deducted here: -0- . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:
          -0-    .
     ------------

------------------------------------------------------------------------------------------------------------------------------

7.   Interest due--if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
                                                                                                              +$      -0-
                                                                                                               -----------
------------------------------------------------------------------------------------------------------------------------------

8.   Total of the amount of the registration fee due plus any interest due [line
     5(viii) plus line 7]:

                                                                                                              =$  0.00

------------------------------------------------------------------------------------------------------------------------------

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

     Method of Deliver

                         |X|    Wire Transfer
                         |_|    Mail or other means

------------------------------------------------------------------------------------------------------------------------------

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Steven M. Anderson
                          --------------------------------------
                          Steven M. Anderson, Treasurer

Date: 11/25/2002
      ------------------------------

*Please print the name and title of the signing officer below the signature.